Loans and Allowance for Credit Losses (Cash Flows Between the MUFG Group and the Special Purpose Entity) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Loans and Allowance for Credit Losses
Cash flows from collections received on senior beneficial interests	¥ 17,937	¥ 19,799
Cash flows from dividends on senior beneficial interests	209	419
Service fees collected	¥ 4	¥ 3